Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001756708
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38863
Entity Registrant Name	JUMIA TECHNOLOGIES AG
Entity Incorporation, State or Country Code	2M
Entity Address, Address Line One	Skalitzer Strasse 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
ICFR Auditor Attestation Flag	true
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	199,754,122
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Ernst & Young S.A.
Auditor Firm ID	1367
Auditor Location	Luxembourg, Grand Duchy of Luxembourg
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Skalitzer Strasse 104
Entity Address, Postal Zip Code	10997
Entity Address, City or Town	Berlin
Entity Address, Country	DE
City Area Code	30
Local Phone Number	398 20 34 54
Contact Personnel Name	Sacha Poignonnec
American Depository Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	JMIA
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
No Trading Symbol Flag	true